Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
(1)Details of revenue from contracts with customers based on the service contract type and the timing of satisfaction of performance obligations are as follows:

	2025	2024	2023
	(In millions of Korean won)
Service contract
Micro-transaction revenue
Online game	₩ 76,875	₩ 61,425	₩ 70,566
Mobile game	404,142	348,526	568,665
	481,017	409,951	639,231
Royalties and license fees
Online game	13,464	15,564	10,451
Mobile game	51,093	57,150	60,939
	64,557	72,714	71,390

Others	14,974	18,180	14,895
	560,548	500,845	725,516
Timing of satisfaction of performance obligations
At a point in time	670	111	119
Over time	559,878	500,734	725,397
	₩ 560,548	₩ 500,845	₩ 725,516
(2)Accounts receivables, incremental costs of obtaining a contract, and contract liabilities related to contracts with customers as of December 31, 2025 and 2024 are as follows:

	2025	2024
	(In millions of Korean won)
Accounts receivable	₩ 56,318	₩ 81,152
Incremental costs of obtaining a contract (Prepaid expenses)	1,826	2,386
Contract liabilities (Deferred revenue)	21,910	29,332
Micro-transaction revenue	19,787	25,290
Royalties and license fees	2,094	4,037
Other	29	5
(3)The amount of revenue recognized from previous period’s contract liabilities satisfied during the years ended December 31, 2025 and 2024 are Won 25,290 million and Won 17,159 million in Micro-transaction revenue; Won 1,465 million and Won 641 million in Royalties and license fees and Won 5 million and Won 290 million in Website and application development, respectively.
(4)Transaction price allocated to unsatisfied performance obligations as of December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Micro-transaction revenue
Online game	₩ 11,691	₩ 10,822	₩ 10,216
Mobile game	8,096	14,468	6,943
	19,787	25,290	17,159
Royalties and license fees
Online game	100	448	164
Mobile game	1,994	3,589	2,262
	2,094	4,037	2,426

Others	29	5	290
Total	₩ 21,910	₩ 29,332	₩ 19,875
The Group’s management expects to recognize 98.1% (Won 21,500 million) of the transaction price allocated to contracts that have not been performed as of December 31, 2025 as revenue within 12 months. The remaining 1.9% (Won 410 million) is expected to be recognized as revenue thereafter. The amounts disclosed above do not include variable consideration which is constrained.
(5)Details of incremental costs of obtaining a contract recognized as assets as of and for the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025		December 31, 2024
	(In millions of Korean won)
Incremental costs of obtaining a contract	₩	1,826	₩	2,386
Details of incremental costs of obtaining a contract recognized as cost of revenues as of December 31, 2025, 2024 and 2023 are as follows:

	2025		2024		2023
	(In millions of Korean won)
Incremental costs of obtaining a contract recognized as cost of revenues	₩	2,386	₩	1,557	₩	1,722